Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Tax expense at statutory rate	$ 5,428	$ 4,398
State income tax, net of federal income tax effect	685	635
Tax credits	(10)	(10)
Nontaxable and nondeductible items, net
Tax-exempt interest income	(98)	(114)
Increase in cash surrender value of life insurance	(126)	(165)
Nondeductible interest and other expense	20	24
Other	44	0
Interest received related to tax positions	0	(260)
Other	77	68
Total income tax expense	$ 6,020	$ 4,576
Tax expense at the statutory rate in percentage	21.00%	21.00%
State income tax, net of federal income tax effect in percentage	2.60%	3.00%
Tax credits in percentage	0.00%	(0.10%)
Tax exempt interest income in percentage	(0.40%)	(0.50%)
Increase in cash surrender value of life insurance in percentage	(0.50%)	(0.70%)
Nondeductible interest and other expense in percentage	0.10%	0.10%
Other in percentage	0.20%	0.00%
Interest received related to tax positions in percentage	0.00%	(1.20%)
Other	0.30%	0.30%
Total income tax expense in percentage	23.30%	21.90%